Significant accounting policies - Impairment of Long-Lived Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of long lived assets
Impairment charge	¥ 0	¥ 0	¥ 0